Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability

The derivative liability at March 31, 2021 and December 31, 2020 consisted of:

	March 31, 2021 (Unaudited)	December 31, 2020
Convertible Promissory Notes payable to GPL Ventures, LLC. Please see NOTE G – CONVERTIBLE NOTES PAYABLE for further information.	$298,130	$43,444
Convertible Promissory Note payable to Quick Capital, LLC. Please see NOTE G – CONVERTIBLE NOTES PAYABLE for further information.	53,250	-

Total	$351,380	$43,444

The derivative liability at December 31, 2020 and December 31, 2019 consisted of:

	December 31, 2020	December 31, 2019
Convertible Promissory Note payable to GPL Ventures, LLC. Please see NOTE F – CONVERTIBLE NOTES PAYABLE for further information.	$43,444	$-

Total	$43,444	$-